Fair Value Measurement	12 Months Ended
Mar. 31, 2015
Fair Value Measurement

(9) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2014 and 2015. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2014		2015
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥3,272	3,272	¥1,773	1,773

Financial liabilities:
Corporate bonds (Including current portion)	25,000	24,975	25,000	25,024
Convertible bonds	30,149	31,518	30,119	33,555

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables and trade accounts payable: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments.

Corporate bonds (including current portion) and convertible bonds: The fair values of corporate bonds (including current portion) and convertible bonds are estimated using quoted market prices, and are classified as Level 2.

Fair Value Hierarchy

U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2014 and 2015, carrying amounts of assets and liabilities that were measured at fair value on a recurring basis by level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥3,272	3,272	—	—

Total assets measured at fair value	3,272	3,272	—	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2015
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥1,773	1,773	—	—

Total assets measured at fair value	1,773	1,773	—	—

Adjustments to fair value of available-for-sale equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities.

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2014 and 2015, carrying amounts of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2014 and 2015, were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014			Total gains (losses) for the year ended March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Property, plant and equipment	¥—	—	—	—	(1,596)
Intangible assets	—	—	—	—	(11,899)

Total assets measured at fair value	—	—	—	—

					(13,495)

		Yen (Millions)
		Fair Value Measurements at March 31, 2015			Total gains (losses) for the year ended March 31, 2015
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Assets held for sale	¥122	—	—	122	(211)

Total assets measured at fair value	122	—	—	122

					(211)

The fair value of the assets held for sale was determined based on a third-party appraisal using similar assets and sales. The property, plant and equipment and the intangible assets are valued using the income approaches based on present value of expected future cash flows. The fair value is classified as Level 3 because significant unobservable inputs were involved in the fair value measurements.